UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL REPORT	APRIL 30, 2024

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 39.6%

	Shares	Value
Australia — 0.1%
WiseTech Global	2,510	$147,870
Xero *	1,709	132,683

		280,553

Austria — 0.1%
Verbund	1,354	103,434

Belgium — 0.0%
Argenx *	55	20,546

Brazil — 0.2%
Itau Unibanco Holding ADR	14,020	84,821
Localiza Rent a Car	2,935	27,747
MercadoLibre *	53	77,311
Raia Drogasil	9,645	47,625
Rumo	15,661	60,894
Telefonica Brasil ADR	9,563	88,362

		386,760

Canada — 0.1%
Algonquin Power & Utilities	15,122	92,381

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Canada — continued
Kinaxis *	574	$61,121
Northland Power	6,242	95,264

		248,766

China — 0.3%
Alibaba Group Holding	15,631	146,354
Baidu ADR *	1,765	182,501
NetEase ADR	379	35,425
PDD Holdings ADR *	858	107,405
Trip.com Group ADR *	2,239	108,054

		579,739

Denmark — 0.7%
Coloplast, Cl B	249	30,021
Genmab *	69	19,157
Novo Nordisk, Cl B	4,789	614,152
Orsted *	2,034	111,785
Vestas Wind Systems *	19,220	515,070

		1,290,185

France — 0.4%
Cie de Saint-Gobain	903	71,412
Engie	6,886	119,545
EssilorLuxottica	448	95,528
Legrand	1,324	136,063
Sanofi	1,768	174,666
Sartorius Stedim Biotech	134	28,860
STMicroelectronics	2,992	118,438

		744,512

Germany — 0.6%
Bayer	1,718	50,115
E.ON	8,891	117,735
Fresenius & KGaA	891	26,588
Fresenius Medical Care	626	26,356
Infineon Technologies	3,974	137,910
RWE	2,714	94,544
SAP	1,493	269,587
Siemens Energy *	15,618	320,692
Siemens Healthineers	1,115	61,835

		1,105,362

Greece — 0.1%
JUMBO	2,860	89,063

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Greece — continued
Piraeus Financial Holdings *	16,110	$64,536

		153,599

Hong Kong — 0.4%
China Construction Bank, Cl H	193,004	124,872
Geely Automobile Holdings	76,908	92,563
Lenovo Group	61,060	68,678
Meituan, Cl B *	10,066	137,447
Ping An Insurance Group of China, Cl H	14,020	63,540
Tencent Holdings	5,460	239,602

		726,702

Hungary — 0.1%
OTP Bank Nyrt	2,526	125,203
Richter Gedeon Nyrt	3,029	77,133

		202,336

India — 3.2%
AIA Engineering	2,250	102,108
Amara Raja Energy & Mobility	16,735	220,115
Angel One	750	24,939
Asian Paints	1,475	50,737
Bajaj Auto	1,754	187,253
Bajaj Finance	1,790	148,484
Balkrishna Industries	1,970	57,241
Bank of Baroda	153,581	516,388
Bank of India	95,700	177,200
Bharat Electronics	27,300	76,341
Canara Bank	11,500	85,482
Caplin Point Laboratories	1,400	22,708
Central Depository Services India	2,600	65,365
CMS Info Systems	8,400	41,699
Concord Biotech *	950	18,997
Cyient	350	7,550
eClerx Services	6,400	188,307
Eicher Motors	815	44,869
Electronics Mart India *	20,000	50,036
Emami	23,900	139,459
HDFC Bank	34,698	630,136
Hero MotoCorp	1,830	99,318
Hindustan Unilever	2,666	71,201
Honasa Consumer *	15,782	80,932
ICICI Bank ADR	7,000	192,710

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — continued
ICICI Bank	11,216	$154,545
Indian Bank	54,200	355,613
Kajaria Ceramics	800	11,530
KSB	1,600	86,483
Marico	5,200	32,270
NHPC	107,500	123,750
Petronet LNG	27,000	100,219
PG Electroplast *	2,650	66,792
Polycab India	3,500	237,512
Punjab National Bank	105,400	177,758
Rategain Travel Technologies, Cl A *	6,483	53,918
Reliance Industries	3,246	113,948
Shree Cement	1,250	365,961
State Bank of India	13,400	132,365
Sun Pharmaceutical Industries	7,100	127,553
Tata Consultancy Services	5,356	244,448
Union Bank of India	123,600	227,831
Varun Beverages	2,400	42,455

		5,954,526

Indonesia — 0.1%
Bank Central Asia	150,521	90,506
Bank Negara Indonesia Persero	196,812	63,322

		153,828

Ireland — 0.0%
Kerry Group, Cl A	850	73,150

Italy — 0.3%
Enel	16,254	106,829
ERG	4,049	109,038
Prysmian	3,421	185,618
Terna - Rete Elettrica Nazionale	13,103	104,980

		506,465

Japan — 5.2%
Advantest	7,900	247,275
Ajinomoto	3,700	137,571
Asahi Group Holdings	3,700	126,573
Asics	3,700	158,591
Astellas Pharma	9,100	87,341
CMK	23,300	89,031
Concordia Financial Group	22,000	118,539
Dai-ichi Life Holdings	19,400	449,324

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Fuji Electric	2,600	$161,730
Fuji Oil Holdings	6,600	97,139
FUJIFILM Holdings	6,900	146,780
Fujikura	5,900	101,388
Fujitsu	8,000	123,585
GS Yuasa	5,200	98,111
Hitachi	6,168	569,064
Hoya	1,100	127,534
Insource	4,200	20,407
ITOCHU	5,700	257,154
Japan Post Insurance	6,000	112,644
JCR Pharmaceuticals	16,500	84,818
JMDC	4,200	84,960
Keyence	896	394,034
Lasertec	500	107,853
M&A Capital Partners	6,000	81,003
MINEBEA MITSUMI	6,700	125,493
Mitsubishi Gas Chemical	2,800	49,544
Mitsubishi UFJ Financial Group	110,300	1,098,738
Mitsui Fudosan	14,700	149,603
Mizuho Financial Group	17,000	328,595
Morinaga Milk Industry	600	11,757
NEC	2,500	181,005
Nippon Telegraph & Telephone	353,200	381,337
Nitori Holdings	900	120,450
Obic	800	102,773
Pan Pacific International Holdings	4,300	100,990
Raito Kogyo	5,000	64,969
Rengo	21,200	158,955
Rohto Pharmaceutical	4,300	83,895
Shikoku Kasei Holdings	300	3,380
Shin-Etsu Chemical	4,400	170,319
SKY Perfect JSAT Holdings	15,000	88,271
Sony Group	2,700	223,159
Sumitomo Mitsui Financial Group	12,800	727,089
Sumitomo Mitsui Trust Holdings	5,400	113,534
Suzuki Motor	9,900	115,293
T&D Holdings	7,900	128,907
Takasago Thermal Engineering	3,000	100,572
Tokyo Electron	700	153,542
Tokyu	9,400	111,273

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Toyo Suisan Kaisha	300	$18,760
Toyota Motor	17,300	394,589
Trend Micro	6,500	320,308
VALTES HOLDINGS	1,400	4,015

		9,613,564

Mexico — 0.1%
Grupo Financiero Banorte, Cl O	15,226	151,027
Wal-Mart de Mexico	22,753	84,805

		235,832

Netherlands — 0.4%
Argenx ADR *	117	43,933
ASM International	423	266,084
ASML Holding	401	349,276
BE Semiconductor Industries	645	85,575
Koninklijke Philips *	2,991	79,430

		824,298

Poland — 0.0%
Allegro.eu *	11,165	93,073

Portugal — 0.1%
EDP - Energias de Portugal	24,305	91,269
EDP Renovaveis	5,998	82,114

		173,383

Russia — 0.0%
Yandex, Cl A *,(A)	16,554	–

South Korea — 0.6%
Doosan Bobcat	1,983	74,115
Samsung Electronics	11,665	648,418
SK Hynix	3,035	374,536

		1,097,069

Spain — 0.2%
Acciona	795	91,907
Endesa	5,272	96,138
Iberdrola	9,293	113,947
Redeia	6,708	111,981

		413,973

Switzerland — 0.5%
Lonza Group	82	45,263
Novartis	3,107	301,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Switzerland — continued
Roche Holding	1,247	$298,799
Sandoz Group *	621	21,092
Sonova Holding	81	22,391
Straumann Holding	305	40,546
VAT Group	240	119,487

		849,136

Taiwan — 0.9%
Chailease Holding	14,817	78,149
Delta Electronics	4,674	45,774
MediaTek	6,252	188,505
Taiwan Semiconductor Manufacturing	53,400	1,278,597
Wiwynn	1,000	71,139

		1,662,164

United Kingdom — 0.7%
AstraZeneca	3,281	496,247
Coats Group	59,684	60,431
GSK	6,198	128,589
Hikma Pharmaceuticals	1,741	41,802
Sage Group	9,599	139,194
Spirax-Sarco Engineering	944	103,875
SSE	5,353	111,269
Weir Group	5,178	132,129

		1,213,536

United States — 24.2%

Communication Services — 0.8%
Alphabet, Cl A *	2,599	423,065
Alphabet, Cl C *	270	44,453
AT&T	9,141	154,391
Comcast, Cl A	6,413	244,399
Meta Platforms, Cl A	476	204,761
Netflix *	287	158,034
Spotify Technology *	281	78,804
Trade Desk, Cl A *	820	67,937
Yelp, Cl A *	988	39,757

		1,415,601

Consumer Discretionary — 0.7%
Airbnb, Cl A *	505	80,078
Amazon.com *	983	172,025
Aramark	2,598	81,863
Booking Holdings	26	89,753

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Consumer Discretionary — continued
Dillard’s, Cl A	122	$53,435
Domino’s Pizza	140	74,098
eBay	1,746	89,989
General Motors	1,994	88,793
Home Depot	601	200,866
Lowe’s	714	162,785
Lululemon Athletica *	183	65,990
NIKE, Cl B	1,137	104,899
O’Reilly Automotive *	55	55,729
Pool	81	29,365
TJX	155	14,584

		1,364,252

Consumer Staples — 0.5%
Altria Group	638	27,951
Coca-Cola	2,403	148,433
Costco Wholesale	57	41,205
Kroger	362	20,048
Philip Morris International	345	32,754
Procter & Gamble	1,334	217,709
Target	409	65,841
Walmart	5,607	332,775

		886,716

Energy — 0.3%
Chevron	653	105,309
ConocoPhillips	213	26,757
EOG Resources	79	10,438
Exxon Mobil	1,838	217,380
Marathon Petroleum	438	79,594
Schlumberger	1,417	67,279
Valero Energy	256	40,927

		547,684

Financials — 1.1%
Ameriprise Financial	26	10,706
CME Group, Cl A	598	125,365
Evercore, Cl A	233	42,289
Goldman Sachs Group	328	139,961
Invesco	3,383	47,937
JPMorgan Chase	1,072	205,545
LPL Financial Holdings	520	139,948

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Financials — continued
MarketAxess Holdings	365	$73,033
Mastercard, Cl A	669	301,853
NU Holdings, Cl A *	4,337	47,100
PayPal Holdings *	1,083	73,557
Progressive	900	187,425
State Street	1,804	130,772
T Rowe Price Group	648	71,001
Truist Financial	3,176	119,259
Visa, Cl A	1,172	314,811
Willis Towers Watson	271	68,059

		2,098,621

Health Care — 5.2%
Abbott Laboratories	5,200	551,044
AbbVie	2,699	438,965
Agilent Technologies	399	54,679
Alcon	1,381	107,138
Align Technology *	115	32,474
Alnylam Pharmaceuticals *	185	26,631
Amgen	728	199,428
Baxter International	951	38,392
Becton Dickinson	502	117,769
Biogen *	213	45,757
BioMarin Pharmaceutical *	437	35,292
Bio-Rad Laboratories, Cl A *	98	26,435
Boston Scientific *	3,103	223,013
Bristol-Myers Squibb	3,384	148,693
Cardinal Health	680	70,067
Catalent *	444	24,797
Cencora, Cl A	197	47,093
Centene *	1,065	77,809
Charles River Laboratories International *	673	154,117
Cigna Group	442	157,812
CVS Health	2,086	141,243
Danaher	1,262	311,234
Dexcom *	623	79,364
Edwards Lifesciences *	853	72,224
Elevance Health	475	251,076
Eli Lilly	1,206	942,007
GE HealthCare Technologies	809	61,678
Gilead Sciences	1,456	94,931

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Health Care — continued
HCA Healthcare	191	$59,176
Humana	241	72,804
IDEXX Laboratories *	353	173,944
Illumina *	326	40,114
Intuitive Surgical *	584	216,442
IQVIA Holdings *	294	68,140
Johnson & Johnson	5,596	809,126
Laboratory Corp of America Holdings	112	22,553
McKesson	223	119,798
Medtronic	2,341	187,842
Merck	4,824	623,357
Mettler-Toledo International *	89	109,443
Moderna *	541	59,678
Pfizer	8,506	217,924
Regeneron Pharmaceuticals *	173	154,084
ResMed	225	48,148
Revvity	344	35,250
STERIS	163	33,343
Stryker	597	200,891
Thermo Fisher Scientific	906	515,260
UnitedHealth Group	1,563	756,023
Veeva Systems, Cl A *	937	186,051
Vertex Pharmaceuticals *	705	276,931
Viatris	5,621	65,035
West Pharmaceutical Services	142	50,762
Zimmer Biomet Holdings	190	22,853
Zoetis, Cl A	592	94,270

		9,750,404

Industrials — 1.4%
Allegion	1,142	138,821
Automatic Data Processing	91	22,012
Booz Allen Hamilton Holding, Cl A	873	128,916
Broadridge Financial Solutions	675	130,552
Caterpillar	256	85,650
Cintas	95	62,542
Emerson Electric	98	10,562
Fastenal	235	15,966
FedEx	218	57,068
GE Vernova *	1	77
Generac Holdings *	1,059	143,982

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Industrials — continued
General Electric	728	$117,805
Honeywell International	894	172,301
Illinois Tool Works	237	57,854
Lockheed Martin	30	13,948
MasTec *	1,498	132,858
Old Dominion Freight Line	391	71,049
Otis Worldwide	1,405	128,136
Parker-Hannifin	135	73,563
Paychex	813	96,592
Quanta Services	658	170,132
Republic Services, Cl A	260	49,842
Rockwell Automation	49	13,277
Sunrun *	8,472	87,177
Trane Technologies	236	74,892
Union Pacific	530	125,695
United Parcel Service, Cl B	486	71,675
United Rentals	106	70,807
Veralto	315	29,478
Westinghouse Air Brake Technologies	1,011	162,852
WW Grainger	24	22,112

		2,538,193

Information Technology — 12.3%
Accenture, Cl A	587	176,634
Adobe *	908	420,250
Advanced Micro Devices *	1,187	187,997
Analog Devices	1,005	201,613
Apple	2,011	342,534
Applied Materials	1,150	228,447
AppLovin, Cl A *	2,044	144,245
Arista Networks *	748	191,907
ARM Holdings ADR *	1,518	153,637
Atlassian, Cl A *	926	159,550
Autodesk *	407	86,630
Broadcom	812	1,055,819
Cadence Design Systems *	469	129,270
CCC Intelligent Solutions Holdings *	6,233	69,934
Check Point Software Technologies *	2,589	386,848
Cisco Systems	3,439	161,564
Cloudflare, Cl A *	5,187	453,344
Crowdstrike Holdings, Cl A *	2,150	628,961

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — continued
CyberArk Software *	1,347	$322,270
Datadog, Cl A *	1,375	172,563
DocuSign, Cl A *	2,763	156,386
Dynatrace *	3,135	142,047
Elastic *	1,395	142,597
Enphase Energy *	1,031	112,132
First Solar *	698	123,057
Fortinet *	10,687	675,205
Gartner *	24	9,902
Gen Digital	17,306	348,543
GLOBALFOUNDRIES *	2,489	121,662
GoDaddy, Cl A *	1,331	162,888
HubSpot *	264	159,686
International Business Machines	1,263	209,911
Intuit	454	284,031
KLA	287	197,826
Lam Research	232	207,503
Manhattan Associates *	577	118,897
Marvell Technology	2,297	151,395
Microchip Technology	1,735	159,585
Micron Technology	1,935	218,577
Microsoft	10,681	4,158,434
MongoDB, Cl A *	398	145,342
Motorola Solutions	463	157,026
Nutanix, Cl A *	2,718	164,983
NVIDIA	3,588	3,100,104
Okta, Cl A *	3,687	342,817
ON Semiconductor *	1,654	116,045
Oracle	4,529	515,174
Palantir Technologies, Cl A *	5,805	127,536
Palo Alto Networks *	2,661	774,058
Pure Storage, Cl A *	2,742	138,197
QUALCOMM	2,928	485,609
Qualys *	1,864	305,528
Roper Technologies	208	106,384
Salesforce	1,235	332,141
SentinelOne, Cl A *	12,264	259,138
ServiceNow *	462	320,318
Snowflake, Cl A *	1,091	169,323
SolarEdge Technologies *	818	47,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — continued
Super Micro Computer *	249	$213,841
Synopsys *	215	114,077
TE Connectivity	1,125	159,165
Texas Instruments	1,509	266,218
Twilio, Cl A *	2,447	146,526
UiPath, Cl A *	4,521	85,763
Workday, Cl A *	725	177,429
Zoom Video Communications, Cl A *	2,326	142,119
Zscaler *	2,484	429,583

		22,876,701

Materials — 0.1%
DuPont de Nemours	1,003	72,718
Linde	331	145,958
Southern Copper	211	24,617

		243,293

Real Estate — 1.4%
American Tower ‡	2,059	353,242
Crown Castle ‡	3,237	303,566
Digital Realty Trust ‡	2,372	329,186
Equinix ‡	468	332,800
Healthpeak Properties ‡	3,841	71,481
Iron Mountain ‡	3,534	273,956
Jones Lang LaSalle *	384	69,389
Prologis ‡	3,177	324,213
Rexford Industrial Realty ‡	4,703	201,335
SBA Communications, Cl A ‡	1,294	240,839

		2,500,007

Utilities — 0.4%
Brookfield Renewable, Cl A	4,138	96,167
Clearway Energy, Cl C	4,525	105,795
Constellation Energy	2,015	374,669
IDACORP	1,135	107,575
NextEra Energy	1,627	108,960

		793,166

		45,014,638

TOTAL COMMON STOCK
(Cost $58,485,285)		$73,721,129

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — 2.9%

	Face Amount(1)	Value
Communication Services — 0.3%
Network i2i
5.650%, H15T5Y + 4.274%, (B) (C)	$313,000	310,482
Rakuten Group
9.750%, 04/15/2029(D)	200,000	197,100

		507,582

Consumer Discretionary — 0.5%
Champion Path Holdings
4.500%, 01/27/2026	200,000	188,850
MGM China Holdings
5.375%, 05/15/2024	218,000	217,505
Studio City Finance
5.000%, 01/15/2029	250,000	212,616
Wynn Macau
5.500%, 01/15/2026	270,000	262,048

		881,019

Energy — 0.3%
Continuum Energy Levanter Pte
4.500%, 02/09/2027	169,750	161,391
Indika Energy Capital IV Pte
8.250%, 10/22/2025	250,000	251,093
Medco Oak Tree Pte
7.375%, 05/14/2026	200,000	200,132

		612,616

Financials — 0.6%
Bank of East Asia MTN
5.825%, H15T5Y + 5.527%, (B) (C)	250,000	239,688
Fortune Star BVI
5.950%, 10/19/2025	257,000	239,978
Huarong Finance 2019 MTN
4.250%, H15T5Y + 6.979%, (B) (C)	200,000	189,752
LS Finance 2017 MTN
4.875%, 07/15/2024	200,000	198,046

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
Financials (continued)
Macquarie Bank
6.125%, USSW5 + 3.703%, (B) (C)		$200,000	$193,744
Standard Chartered
7.750%, H15T5Y + 4.976%, (B) (C)		200,000	198,713

			1,259,921

Industrials — 0.1%
GLP China Holdings MTN
4.000%, 07/02/2024	CNY	1,000,000	135,058

Materials — 0.1%
Perenti Finance Pty
7.500%, 04/26/2029(D)		200,000	201,954

Real Estate — 0.6%
Melco Resorts Finance
4.875%, 06/06/2025		250,000	243,434
NWD Finance BVI
4.800%, (C)		200,000	74,100
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/2080(B)		200,000	190,427
Yanlord Land HK
5.125%, 05/20/2026		400,000	320,277
Yuexiu REIT MTN
2.650%, 02/02/2026		200,000	176,318

			1,004,556

Utilities — 0.4%
Clean Renewable Power Mauritius Pte
4.250%, 03/25/2027		174,000	159,610
Greenko Solar Mauritius
5.550%, 01/29/2025		218,000	215,002
India Green Power Holdings
4.000%, 02/22/2027		233,325	210,319

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Utilities (continued)
Minejesa Capital BV
5.625%, 08/10/2037	$200,000	$172,752

		757,683

TOTAL CORPORATE OBLIGATIONS
(Cost $5,505,318)		5,360,389

EXCHANGE TRADED FUNDS — 2.7%

	Shares
Invesco DB Precious Metals Fund	36,047	2,004,036
iShares Core S&P Mid-Cap ETF	37,337	2,133,063
iShares MSCI South Korea ETF	12,001	756,663
Xtrackers Harvest CSI 300 China A-Shares ETF	4,517	111,299

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,914,817)		5,005,061

SOVEREIGN DEBT — 0.1%

	Face Amount(1)
Pakistan Government International Bond
7.375%, 04/08/2031	$200,000	158,100

TOTAL SOVEREIGN DEBT
(Cost $159,192)		158,100

U.S. TREASURY OBLIGATIONS — 5.2%

U.S. Treasury Bills 5.296%, 05/30/2024(E)	1,000,000	995,751
5.279%, 06/18/2024(E)	2,026,000	2,011,791
5.278%, 06/27/2024(E)	2,258,000	2,239,150
5.220%, 05/09/2024(E)	4,456,000	4,450,770

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,697,988)		9,697,462

TOTAL INVESTMENTS — 50.5% (Cost $78,762,600)		$93,942,141

Percentages are based on Net Assets of $185,974,391.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of April 30, 2024 was $399,054 and represents 0.21% of Net Assets.

(E)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y — Harmonized Index of Consumer Prices 5 Year

IFSC — International Financial Services Center

INR — Indian Rupee

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NSE — National Stock Exchange of India Limited

S&P— Standard & Poor’s

TOPIX- Tokyo Price Index

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/20/24	USD	1,067,670	EUR	1,000,000	$1,843
Morgan Stanley	06/20/24	INR	275,112,355	USD	3,294,743	5,557
Morgan Stanley	06/20/24	EUR	3,050,000	USD	3,319,102	57,086
Morgan Stanley	06/20/24	USD	1,809,770	JPY	269,467,000	(87,608)
Morgan Stanley	06/20/24	USD	1,276,030	AUD	1,941,000	(16,704)
Morgan Stanley	06/20/24	USD	7,300,657	EUR	6,678,000	(158,445)
Morgan Stanley	06/20/24	USD	2,979,163	GBP	2,340,000	(54,416)
Morgan Stanley	06/20/24	USD	2,633,895	CAD	3,561,000	(44,962)

						$(297,649)

The open futures contracts held by the Fund at April 30, 2024, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE China A50	46	5/30/24	$564,249	$577,714	$13,465
FTSE Taiwan Index	17	5/30/24	1,150,909	1,166,030	15,121
Hang Seng Index	3	5/30/24	327,073	339,761	12,327
MSCI Singapore Index	10	5/30/24	221,544	222,043	1,043
U.S. 10-Year Treasury Note	90	6/18/24	9,921,278	9,669,375	(251,903)
U.S. Ultra Long Treasury Bond	75	6/18/24	9,369,838	8,967,188	(402,650)
Ultra 10-Year U.S. Treasury Note	35	6/18/24	3,995,048	3,857,656	(137,392)

			$25,549,939	$24,799,767	$(749,989)

Short Contracts
Euro STOXX 50	(7)	6/21/24	$(374,022)	$(365,826)	$(634)
NSE IFSC Nifty50 Index	(78)	5/30/24	(3,514,497)	(3,549,000)	(34,503)
MSCI EAFE Index	(5)	6/21/24	(587,362)	(566,875)	20,487
MSCI Emerging Markets	(33)	6/21/24	(1,724,988)	(1,719,300)	5,688
S&P 500 Index E-MINI	(8)	6/21/24	(2,089,982)	(2,026,800)	63,182
TOPIX Index	(27)	6/13/24	(4,863,466)	(4,702,723)	(78,585)

			$(13,154,317)	$(12,930,524)	$(24,365)

			$12,395,622	$11,869,243	$(774,354)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

The following is a summary of the level inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock
Australia	$280,553	$—	$—		$280,553
Austria	103,434	—	—		103,434
Belgium	20,546	—	—		20,546
Brazil	386,760	—	—		386,760
Canada	248,766	—	—		248,766
China	579,739	—	—		579,739
Denmark	1,290,185	—	—		1,290,185
France	744,512	—	—		744,512
Germany	1,105,362	—	—		1,105,362
Greece	153,599	—	—		153,599
Hong Kong	726,702	—	—		726,702
Hungary	202,336	—	—		202,336
India	5,954,526	—	—		5,954,526
Indonesia	153,828	—	—		153,828
Ireland	73,150	—	—		73,150
Italy	506,465	—	—		506,465
Japan	9,613,564	—	—		9,613,564
Mexico	235,832	—	—		235,832
Netherlands	824,298	—	—		824,298
Poland	93,073	—	—		93,073
Portugal	173,383	—	—		173,383
Russia	—	—	—	^	—	^
South Korea	1,097,069	—	—		1,097,069
Spain	413,973	—	—		413,973
Switzerland	849,136	—	—		849,136
Taiwan	1,662,164	—	—		1,662,164
United Kingdom	1,213,536	—	—		1,213,536
United States	45,014,638	—	—		45,014,638

Total Common Stock	73,721,129	—	—	^	73,721,129

Corporate Obligations	—	5,360,389	—		5,360,389
Exchange Traded Funds	5,005,061	—	—		5,005,061
Sovereign Debt	—	158,100	—		158,100
U.S. Treasury Obligations	—	9,697,462	—		9,697,462

Total Investments in Securities	$78,726,190	$15,215,951	$—	^	$93,942,141

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Appreciation	$131,313	$–	$–	$131,313
Unrealized Depreciation	(905,667)	–	–	(905,667)
Forward Foreign Currency Contracts*
Unrealized Appreciation	–	64,486	–	64,486
Unrealized Depreciation	–	(362,135)	–	(362,135)

Total Other Financial Instruments	$(774,354)	$(297,649)	$–	$(1,072,003)

^	This category includes securities with a value of $0.
*	Forward foreign currency contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $78,762,600)	$93,942,141
Foreign Currency, at Value (Cost $1,602,948)	1,601,754
Cash and Cash Equivalents	7,276,080
Receivable for Capital Shares Sold	80,253,089
Cash Pledged as Collateral for Futures Contracts	2,346,619
Cash Pledged as Collateral for Forward Foreign Currency Contracts	740,000
Reclaim Receivable	234,675
Dividend and Interest Receivable	215,481
Receivable for Investment Securities Sold	161,893
Unrealized Appreciation on Forward Foreign Currency Contracts	64,486
Other Prepaid Expenses	26,287

Total Assets	186,862,505

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Contracts	362,135
Payable for Investment Securities Purchased	228,915
Accrued Foreign Capital Gains Tax on Appreciated Securities	169,318
Payable due to Investment Adviser	22,257
Shareholder Servicing Fees Payable	11,979
Payable due to Administrator	11,476
Chief Compliance Officer Fees Payable	1,910
Payable due to Trustees	1,177
Payable for Capital Shares Redeemed	122
Other Accrued Expenses and Other Payables	78,825

Total Liabilities	888,114

Commitments and Contingencies †

Net Assets	$185,974,391

NET ASSETS CONSIST OF:
Paid-in Capital	$227,695,876
Total Accumulated Losses	(41,721,485)

Net Assets	$185,974,391

Institutional Shares:
Net Assets	$182,559,682
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	16,829,139

Net Asset Value, Offering and Redemption Price Per Share	$10.85

Investor Servicing Shares:

Net Assets	$3,414,709
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	314,963

Net Asset Value, Offering and Redemption Price Per Share	$10.84

† See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2024 (Unaudited)
Investment Income:
Dividends	$788,128
Interest	2,262,549
Less: Foreign Taxes Withheld	(44,270)

Total Investment Income	3,006,407

Expenses:
Investment Advisory Fees	407,806
Administration Fees	69,621
Trustees’ Fees	9,537
Chief Compliance Officer Fees	3,765
Shareholder Servicing Fees, Investor Servicing Shares	2,747
Custodian Fees	47,018
Transfer Agent Fees	30,272
Legal Fees	19,142
Registration and Filing Fees	18,922
Audit Fees	13,980
Printing Fees	10,414
Pricing Fees	9,260
Other Expenses	30,720

Total Expenses	673,204

Less:
Waiver of Investment Advisory Fees	(262,651)

Net Expenses	410,553

Net Investment Income	2,595,854

Net Realized Gain (Loss) on:
Investments (net of Foreign Capital Gains Tax on Appreciated Securities of $(174,253))	3,880,302
Futures Contracts	(2,679,886)
Forward Foreign Currency Contracts	(346,631)
Foreign Currency Transactions	5,049

Net Realized Gain	858,834

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2024 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,044,140
Futures Contracts	(3,166,220)
Foreign Capital Gains Tax on Appreciated Securities	2,768
Forward Foreign Currency Contracts	987,457
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(23,345)

Net Change in Unrealized Appreciation (Depreciation)	4,844,800

Net Realized and Unrealized Gain	5,703,634

Net Increase in Net Assets Resulting from Operations	$8,299,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$2,595,854	$8,489,872
Net Realized Gain (Loss)	858,834	(14,569,377)
Net Change in Unrealized Appreciation	4,844,800	31,356,306

Net Increase in Net Assets Resulting From Operations	8,299,488	25,276,801

Distributions:
Institutional Shares	(3,011,417)	(27,150)
Investor Servicing Shares	(104,226)	–

Total Distributions	(3,115,643)	(27,150)

Capital Share Transactions:(1)
Institutional Shares
Issued	81,030,869 *	4,606,890
Reinvestment of Distributions	2,886,577	26,296
Redeemed	(11,922,428)	(312,607,660)

Net Institutional Shares Transactions	71,995,018	(307,974,474)

Investor Servicing Shares
Issued	18,869	269,766
Reinvestment of Distributions	98,539	–
Redeemed	(423,905)	(1,939,489)

Net Investor Servicing Shares Transactions	(306,497)	(1,669,723)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	71,688,521	(309,644,197)

Total Increase (Decrease) in Net Assets	76,872,366	(284,394,546)

Net Assets:
Beginning of Period/Year	109,102,025	393,496,571

End of Period/Year	$185,974,391	$109,102,025

(1)	See Note 9 in the Notes to Financial Statements.
*	Includes issuances as a result of in-kind transactions. (see Note 13).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout Each Period/Year

Institutional Shares

Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Period/ Year	$ 10.36	$9.93	$13.56	$11.08	$10.87	$10.56

Income (Loss) from
Investment Operations:
Net Investment Income*	0.26	0.26	0.14	0.12	0.13	0.20
Net Realized and Unrealized Gain (Loss)	0.56	0.17	(3.07)	2.52	0.25	0.37

Total from Investment Operations	0.82	0.43	(2.93)	2.64	0.38	0.57

Dividends and Distributions:
Net Investment Income	(0.33)	(0.00	)^	(0.04)	(0.16)	(0.17)	(0.03)
Net Realized Gains	–	–	(0.66)	–	–	(0.23)

Total Dividends and Distributions	(0.33)	0.00	(0.70)	(0.16)	(0.17)	(0.26)

Net Asset Value, End of Period/Year	$ 10.85	$10.36	$9.93	$13.56	$11.08	$10.87

Total Return†	7.80%	4.34%	(22.75)%	23.94%	3.46%	5.66%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$182,560	$105,55	6	$388,51	4	$225,28	5	$195,26	3	$207,45	2
Ratio of Expenses to Average Net Assets	0.75%††	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.23%††	0.98%	0.99%	1.05%	1.13%	1.13%
Ratio of Net Investment Income to Average Net Assets	4.78%††	2.45%	1.26%	0.95%	1.24%	1.88%
Portfolio Turnover Rate	63%‡	105%	145%	130%	144%	119%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^	Value is less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Date & Ratios

For a Share Outstanding

Throughout Each Period/Year

Investor Servicing Shares

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net Asset Value, Beginning of Period/ Year	$10.34	$9.93	$13.55	$11.07	$10.86	$10.55

Income (Loss) from
Investment Operations:
Net Investment Income*	0.25	0.25	0.12	0.12	0.12	0.18
Net Realized and Unrealized Gain (Loss)	0.55	0.16	(3.06)	2.51	0.25	0.38

Total from Investment Operations	0.80	0.41	(2.94)	2.63	0.37	0.56

Dividends and Distributions:
Net Investment Income	(0.30)	—	(0.02)	(0.15)	(0.16)	(0.02)
Net Realized Gains	–	–	(0.66)	–	–	(0.23)

Total Dividends and Distributions	(0.30)	–	(0.68)	(0.15)	(0.16)	(0.25)

Net Asset Value, End of Period/Year	$10.84	$10.34	$9.93	$13.55	$11.07	$10.86

Total Return†	7.71%	4.13%	(22.83)%	23.85%	3.34%	5.58%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$3,415	$3,546	$4,983	$6,742	$17,529	$16,053
Ratio of Expenses to Average Net Assets	0.90%††	0.90%	0.90%	0.81%	0.87%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.38%††	1.13%	1.14%	1.11%	1.25%	1.28%
Ratio of Net Investment Income to Average Net Assets	4.64%††	2.30%	1.04%	0.94%	1.11%	1.69%
Portfolio Turnover Rate	63%‡	105%	145%	130%	144%	119%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek total return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2024, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

the Statement of Operations. During six months ended April 30, 2024, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2024.

For the six months ended April 30, 2024, the average quarterly balances of forward foreign currency contracts were as follows:

Average Quarterly Notional Contracts Purchased	$33,169,615
Average Quarterly Notional Contracts Sold	$(16,826,984)

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2024. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the Board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2024.

For the six months ended April 30, 2024, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$27,852,124
Average Quarterly Notional Balance Short	$(18,656,543)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

3.	Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2024, was as follows:

	Asset Derivatives			Liability Derivatives

	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Equity contracts	Unrealized appreciation on futures contracts	$131,313	*	Unrealized depreciation on futures contracts	$113,722	*

Interest rate contracts	Unrealized appreciation on futures contracts	—		Unrealized depreciation on futures contracts	791,945	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	64,486		Unrealized depreciation on forward foreign currency contracts	362,135

Total		$195,799			$1,267,802

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2024, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total

Foreign exchange contracts	$ —	$(346,631)	$(346,631)

Equity contracts	(4,108,136)	—	(4,108,136)

Interest rate contracts	1,428,250	—	1,428,250

Total	$(2,679,886)	$(346,631)	$(3,026,517)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total

Foreign exchange contracts	$ —	$987,457	$987,457

Equity contracts	(2,893,418)	—	(2,893,418)

Interest rate contracts	(272,802)	—	(272,802)

Total	$(3,166,220)	$987,457	$(2,178,763)

4.	Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2024:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received) †	Net Amount ‡
	Forward Foreign Currency Contracts

Morgan Stanley	$64,486	$(362,135)	$(297,649)	$297,649	$—

Total	$64,486	$(362,135)	$(297,649)	$297,649	$—

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡ Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

5.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2024, the Fund paid $69,621 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the six months ended April 30, 2024, the Investor Servicing Shares incurred $2,747 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser had contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively,

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

“excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until April 30, 2025 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2024. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025. As of April 30, 2024, the fees which were previously waived and/ or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $819,717, $984,954 and $606,007 expiring in 2025, 2026 and 2027, respectively. During the six months ended April 30, 2024, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

8.	Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2024, were as follows:

Purchases

U.S. Government	$5,774,565

Other	47,210,455

Sales

U.S. Government	$8,391,684

Other	52,278,078

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

9.	Share Transactions:

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Institutional Shares
Issued	7,467,095*	423,409
Reinvestment of Distributions	260,521	2,485
Redeemed	(1,088,712)	(29,366,995)

Total Institutional Shares Transactions	6,638,904	(28,941,101)

Investor Servicing Shares
Issued	1,738	24,998
Reinvestment of Distributions	8,893	–
Redeemed	(38,560)	(184,072)

Total Investor Servicing Shares Transactions	(27,929)	(159,074)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	6,610,975	(29,100,175)

*	Includes issuances as a result of in-kind transactions (see Note 13).

10.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in foreign currency, paydown adjustments, REIT adjustments, passive foreign investment companies, perpetual bond adjustments, GAAP amortized adjustment and India capital gains adjustments.

There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

The tax character of dividends or distributions declared during the years ended October 31:

	Ordinary Income	Long-Term Capital Gain	Total
2023	$27,150	$—	$27,150
2022	11,700,941	14,695,998	26,396,939

As October 31, 2023 of the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$3,115,603
Capital Loss Carryforwards	(55,857,700)
Unrealized Appreciation	5,827,791
Other Temporary Differences	8,976

Total Accumulated Losses	$(46,905,330)

As of October 31, 2023, The Fund has short-term capital losses carried forward of $52,186,522 and long-term capital losses carried forward of $3,671,178. The utilization of carryforward capital losses may be subject to an annual limitation.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to mark-to-market on PFIC securities, GAAP amortization adjustment, perpetual bonds and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation*

$ 78,762,600	$18,493,783	$(3,314,242)	$15,179,541

* The difference in unrealized appreciation is attributable to foreign capital gains tax payable.

11.	Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/ or underperform the markets in which the Fund invests.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market Risk is described elsewhere in this section. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Fixed Income Market Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/ or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk. The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk – The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

LIBOR Replacement Risk – The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings on a representative basis. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Money Market Instruments Risk – The value of money market instruments may

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

12.	Concentration of Shareholders:

At April 30, 2024, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the individual class shares outstanding, was as follows:

	No. of	% Ownership

Institutional Shares	3	93%

Investor Servicing Shares	1	91%

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024 (Unaudited)

13.	In-Kind Transactions:

During the six months ended April 30, 2024, the Institutional Class Shares issued shares of beneficial interest in exchange for cash, securities, and interest receivable. The securities were exchanged at their current fair value on the date of the transaction.

Transaction Date	Shares Issued	Securities at Value	Interest Receivable	Cash
04/30/2024	7,396,598	$51,740,816	$69,873	$28,442,400

14.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

15.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2024.

NOTES

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2023 to April 31, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5%calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited) - concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Institutional Shares
Actual Portfolio Return	$1,000.00	$1,078.00	0.75%	$3.87
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77
Investor Servicing Shares
Actual Portfolio Return	$1,000.00	$1,077.10	0.90%	4.65
Hypothetical 5% Return	1,000.00	1,020.39	0.90	4.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown.)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2024

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders.

●	no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

NOTES

PineBridge Investments

Park Avenue Tower

65 East 55th Street

New York, NY 10022

1-877-225-4164

Investment Adviser:

PineBridge Investments LLC

Park Avenue Tower

65 East 55th Street

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0900

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024